Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended				12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011	Aug. 28, 2012 Unsecured Debt	May 15, 2013 Unsecured Debt Darden Savings Plan	May 26, 2013 Senior Notes Adjustment	May 26, 2013 Senior Notes Maximum	May 26, 2013 Revolving Credit Agreement Commercial Paper	May 26, 2013 Revolving Credit Agreement Revolving Credit Facility	Oct. 04, 2012 New Senior Notes Unsecured Debt	Aug. 22, 2012 Term Loan Agreement Senior Notes	Aug. 28, 2012 3.790% senior notes due August 2019 Unsecured Debt	Aug. 28, 2012 4.520% senior notes due August 2024 Unsecured Debt	May 26, 2013 6.200% senior notes due October 2017 Senior Notes	May 26, 2013 6.800% senior notes due October 2037 Senior Notes	May 26, 2013 Libor Revolving Credit Agreement Revolving Credit Facility	May 26, 2013 Base Rate Loans Revolving Credit Agreement Revolving Credit Facility
Debt Instruments [Line Items]
Maximum borrowing available under the credit facility									$ 750,000,000.0
Total debt to total capitalization ratio				0.75					0.75		0.75
Expiration date of credit facility									Oct. 03, 2016
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)									0.50%
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)																1.075%	0.075%
Amount outstanding under credit facility								164,500,000	0
Remaining credit available									585,500,000
Face amount of debt										450,000,000	300,000,000.0	80,000,000	220,000,000	500,000,000.0	300,000,000.0
Interest rate of debt (percentage)										3.35%		3.79%	4.52%	6.20%	6.80%
Payments of debt issuance costs										4,700,000
Percent of principal amount required to purchase new senior notes in event of control triggering event (percentage)										101.00%
Annual amortization of principal second anniversary (percentage)											5.00%
Annual amortization of principal third anniversary (percentage)											5.00%
Annual amortization of principal fourth anniversary (percentage)											5.00%
Annual amortization of principal fifth anniversary (percentage)											85.00%
Repayments of Long-term Debt	$ 355,900,000	$ 2,100,000	$ 226,800,000		$ 4,900,000
Maturity date of debt														Oct. 01, 2017	Oct. 01, 2037
Maximum range of interest rate adjustment on funds borrowed (percentage)							2.00%
Adjustments made to interest rates on funds borrowed						0